Accounting principles, rules and methods - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$) USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$) USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 BRL (R$) USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
EXCHANGE RATE
Closing rate	6.3735	6.3735	4.5157	4.5157	4.4440	4.4440	1.2271	1.1234	1.1450
Average rate	5.8943	1.1422	4.4134	1.1195	4.3085	1.1810